Other income/(expenses), net - Narrative (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Grant income and research and development tax credit	€ 14,900
CTM Unit Solna | Disposal groups classified as held for sale
Disclosure of attribution of expenses by nature to their function [line items]
Disposal Loss	1,362
Legal proceedings provision
Disclosure of attribution of expenses by nature to their function [line items]
Increase of litigation provision		€ 3,100
Scottish Enterprise
Disclosure of attribution of expenses by nature to their function [line items]
Grant income and research and development tax credit	€ 8,700